Withholding Taxes Receivables, Net	12 Months Ended
Dec. 31, 2024
Withholding Taxes Receivables, Net [Abstract]
WITHHOLDING TAXES RECEIVABLES, NET
7.	WITHHOLDING TAXES RECEIVABLES, NET

	2024	2023
Balance at January 1,	$2,224,846	$2,691,096
Addition	771,906	739,573
Collection	(625,052)	(545,233)
Allowance for uncollectible	(4,339)	(683,344)
Exchange difference	(5,575)	22,754
Balance at December 31,	$2,361,786	$2,224,846

	As of December 31,
	2024	2023
Current portion	$393,960	$607,221
Non-current portion	1,967,826	1,617,625
Withholding taxes receivables, net	$2,361,786	$2,224,846

During the year ended December 31, 2024, the Company received a withholding tax refund of THB 21,983,058 (approximately $0.6 million) in connection with the Company’s 2019 withholding taxes refund applications of THB 29,690,069 (approximately $0.8 million). The Company wrote off approximately $0.03 million, representing the difference between the provision recorded against the receivable and the actual amount of refund from the Thai Revenue Department during the year ended December 31, 2024. As of December 31, 2024, the Company maintained an allowance of approximately $0.004 million against its withholding taxes receivable.

During the year ended December 31, 2023, the Company received a withholding tax refund of THB 18,959,514 (approximately $0.6 million) in connection with the Company’s 2018 withholding taxes refund applications of THB 29,188,153 (approximately $0.9 million). The Company wrote off approximately $0.3 million, representing the difference between the receivable recorded and the amount of refund from the Thai Revenue Department during the year ended December 31, 2023. Out of prudence, based on the amounts written off for the receivable related to year 2013 to 2018, the Company recorded a provision for withholding taxes receivables of approximately $0.4 million. As of December 31, 2023, the Company maintained an allowance of approximately $1.3 million against its withholding taxes receivable.

During the year ended December 31, 2022, the Company received a withholding tax refund of THB 35,312,291 (approximately $1.0 million) in connection with the Company’s 2016 to 2017 withholding taxes refund applications (which totaled THB 56,107,574 or approximately $1.6 million). The Company wrote off approximately $0.6 million, representing the difference between the receivable recorded and the amount of refund from the Thai Revenue Department during the year ended December 31, 2022. As of December 31, 2022, the Company maintained an allowance of approximately $0.9 million against its withholding taxes receivable.